TAXATION - Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Deferred:
Provision for income tax expenses	$ 236	¥ 1,526	¥ 2,362	$ 489	¥ 3,155	¥ 1,623
China
Current:
Current					1,872	2,506
Deferred:
Deferred					869	(386)
U.S.
Current:
Current					690	2,771
Deferred:
Deferred					¥ (276)	¥ (3,268)